Provision for de-characterization of dam structures and asset retirement obligations (Details 1) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Balance at the beginning	$ 5,763
Revision to estimates - amounts for closed plants charged to the income statement	(53)
Revision to estimates - capitalized amounts for operating plants	37
Disbursements	(324)
Acquisition of Alianca Energia	175
Monetary and present value adjustments	(24)
Translation adjustment	627
Balance at the end	6,201
Decharacterization Of Upstream Geotechnical Structures [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	2,213
Revision to estimates - amounts for closed plants charged to the income statement	(65)
Revision to estimates - capitalized amounts for operating plants
Disbursements	(162)
Acquisition of Alianca Energia	89
Monetary and present value adjustments
Translation adjustment	292
Balance at the end	2,367
Provision for decommissioning, restoration and rehabilitation costs [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	3,106
Revision to estimates - amounts for closed plants charged to the income statement	12
Revision to estimates - capitalized amounts for operating plants	33
Disbursements	(85)
Acquisition of Alianca Energia	70
Monetary and present value adjustments	(2)
Translation adjustment	287
Balance at the end	3,421
Other environment related provision [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	444
Revision to estimates - amounts for closed plants charged to the income statement
Revision to estimates - capitalized amounts for operating plants	4
Disbursements	(77)
Acquisition of Alianca Energia	16
Monetary and present value adjustments	(22)
Translation adjustment	48
Balance at the end	$ 413